15. Related Party Transactions (Details - Advances) - USD ($)	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Advances from related parties	$ 19,300	$ 34,150
Repayments/Conversion to related parties	27,400	26,050
John Power [Member]
Advances from related parties	19,300	26,050
Repayments/Conversion to related parties	19,300	26,050
Dr. Carson [Member]
Advances from related parties	0	8,100
Repayments/Conversion to related parties	$ 8,100	$ 0